Investment in a joint venture (Tables)	6 Months Ended
Jun. 30, 2025
Investment In Joint Venture
Schedule of investment in joint venture
	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Investment in joint ventures	-	1,867	1,468
	-	1,867	1,468

Summary of financial information of joint venture

Summary of financial information of the joint venture, as derived from its unaudited financial statements, is as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Current assets	462	11,476	9,023
Non-current assets	7,945	7,475	5,877
Total assets	8,407	18,951	14,900

Current liabilities	2,846	19,746	15,525
Non-current liabilities	6,002	-	-
Total liabilities	8,848	19,746	15,525

Joint venture’s deficit	(441)	(795)	(625)

Total liabilities and joint venture’s equity	8,407	18,951	14,900

	For the six months ended June 30,
	2024	2025	2025
	S$’000	S$’000	US$’000

Revenue	173	812	638
Cost of revenue	(158)	(977)	(768)
Gross profit	15	(165)	(130)
Net loss	(175)	(353)	(278)